Average Annual Total Returns - AZL Fidelity Institutional Asset Management Total Bond Fund	Apr. 30, 2021
BloombergBarclaysUSAggregateBondIndex [Member]
Average Annual Return:
1 Year	7.51%	[1]
5 Years	4.44%	[1]
Since Inception	3.23%	[1]
Inception Date	Sep. 05, 2012	[1]
Class 2
Average Annual Return:
1 Year	8.84%
5 Years	5.45%
Since Inception	3.58%
Inception Date	Sep. 05, 2012
Class 1
Average Annual Return:
1 Year	9.12%
5 Years
Since Inception	4.88%
Inception Date	Oct. 17, 2016

[1]	Reflects no deduction for fees, expenses, or taxes. The since inception performance data for the Bloomberg Barclays U.S. Aggregate Bond Index is calculated from 9/5/2012.